Investment Portfolio	as of June 30, 2019 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 96.7%
Massachusetts 94.0%
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	2,909,611
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	1,000,000	1,087,710
Series A, 5.0%, 11/1/2030	500,000	556,335
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,618,186
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2021	2,000,000	2,157,320
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2046	4,475,000	5,318,403
Series A, 5.25%, 7/1/2028	4,500,000	5,865,345
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,128,480
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,791,633
Series 19, 4.0%, 2/1/2038	1,655,000	1,805,009
Massachusetts, State College Building Authority Revenue:
Series A, 5.0%, 5/1/2036	1,675,000	1,813,288
Series A, Prerefunded, 5.0%, 5/1/2036	575,000	633,759
Massachusetts, State Consolidated Loan, Series B, 5.0%, 4/1/2037	2,500,000	2,997,125
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue:
Series A, 5.0%, 1/1/2028	1,000,000	1,269,270
Series A, 5.0%, 1/1/2029	2,000,000	2,584,000
Series B, 5.0%, 1/1/2032	14,400,000	14,645,088
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,577,715
Massachusetts, State Development Finance Agency Revenue, Series A, 5.0%, 7/1/2044	4,100,000	4,780,436
Massachusetts, State Development Finance Agency Revenue, Babson College, 5.0%, 10/1/2042	2,500,000	2,956,350
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,746,175
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2040	1,750,000	2,047,780
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,363,560
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,002,710
Series R-1, 5.0%, 7/1/2031	3,000,000	3,105,960
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series BB2, 4.0%, 10/1/2036	355,000	386,155
Series BB2, 4.0%, 10/1/2037	2,000,000	2,159,700
Series X, 5.0%, 10/1/2048	1,500,000	1,669,050
Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040 (a)	665,000	814,798
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,354,040
Series I, 5.0%, 7/1/2036	1,000,000	1,152,100
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	507,845
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series N, 5.0%, 12/1/2041	3,000,000	3,482,910
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	8,525,100
Massachusetts, State Development Finance Agency Revenue, Lawrence General Hospital, 5.0%, 7/1/2047	870,000	953,929
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	327,629	91,628
144A, 5.0%, 11/15/2038	235,000	256,639
144A, 5.125%, 11/15/2046	235,000	256,319
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	544,530
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	4,000,000	4,341,560
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	829,237
Series A, 5.25%, 3/1/2037	2,500,000	2,868,375
Massachusetts, State Development Finance Agency Revenue, Orchard Cove Obigated Group, 5.0%, 10/1/2049	1,400,000	1,565,158
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036	5,000	5,321
Series S, 5.0%, 7/1/2037	1,405,000	1,687,096
Series S-1, 5.0%, 7/1/2047	2,500,000	2,935,875
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Inc., Series I, 4.0%, 7/1/2036	2,000,000	2,111,440
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,713,950
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2035	2,225,000	2,600,424
5.0%, 7/1/2036	2,550,000	2,969,755
Series A, 5.75%, 7/1/2039	3,350,000	3,350,000
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	1,062,189
Massachusetts, State Development Finance Agency Revenue, UMass Boston Student Housing Project, 5.0%, 10/1/2041	2,250,000	2,536,312
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare:
Series I, 5.0%, 7/1/2036	2,500,000	2,869,925
Series L, 5.0%, 7/1/2044	500,000	570,230
Massachusetts, State Development Finance Agency Revenue, Wellesley College:
Series L, 5.0%, 7/1/2029	785,000	1,009,840
Series J, 5.0%, 7/1/2042	3,500,000	3,837,155
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	2,134,069
5.0%, 6/1/2031	1,845,000	2,296,601
5.0%, 6/1/2032	470,000	584,139
5.0%, 6/1/2048	3,500,000	4,195,625
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute, 5.0%, 9/1/2034	485,000	573,270
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,455,506
Massachusetts, State Development Finance Agency, Worcester Politechnic Institute, 5.0%, 9/1/2052	3,500,000	4,030,705
Massachusetts, State Development Finance Agency, Worcester Polytechnic Institute, Series B, 5.0%, 9/1/2045	2,000,000	2,345,600
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	5,000,000	5,115,100
Massachusetts, State General Obligation:
Series G, 4.0%, 9/1/2034	3,000,000	3,331,680
Series G, 4.0%, 9/1/2037	5,000,000	5,505,350
Series B, 5.0%, 7/1/2029	3,500,000	4,549,020
Series A, 5.0%, 7/1/2036	7,000,000	8,177,890
Series A, 5.0%, 3/1/2041	5,000,000	5,652,050
Series A, 5.0%, 1/1/2049	3,000,000	3,619,380
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	235,000	235,696
Series A, 5.0%, 10/1/2037	690,000	692,029
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, Prerefunded, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	5,588,385
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana-Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,049,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
Prerefunded, 5.375%, 7/1/2023	1,170,000	1,170,000
Prerefunded, 5.375%, 7/1/2025	1,285,000	1,285,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,031,170
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	2,188,419
Series M, 5.5%, 2/15/2028	3,000,000	3,934,350
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,552,080
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,195,550
Series B, 5.0%, 7/1/2034	1,350,000	1,396,872
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,394,612
Series A, 5.0%, 7/1/2040	3,500,000	4,058,740
Series A, AMT, 5.0%, 7/1/2040	5,000,000	6,041,300
Series B, 5.0%, 7/1/2040	8,500,000	8,788,235
Series A, AMT, 5.0%, 7/1/2047	3,000,000	3,500,160
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	8,000,000	8,881,840
Series B, 5.0%, 1/15/2031	4,480,000	5,245,453
Series B, 5.25%, 10/15/2035	10,000,000	10,846,700
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2044	2,500,000	2,827,800
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs:
Series A, 5.0%, 6/1/2038	4,850,000	5,726,880
Series A, 5.0%, 6/1/2047	4,000,000	4,723,440
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,825,800
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,015,320
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2020	100,000	100,282
5.25%, 8/1/2031	12,615,000	17,108,211
Massachusetts, State Water Resources Authority:
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,924,269
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,734,420
Massachusetts, State Water Resources Authority Revenue, Green bond, Series C, 4.0%, 8/1/2040	10,425,000	11,383,996
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	210,000	210,395
Plymouth, MA, General Obligation, Municipal Purpose Loan, 5.0%, 5/1/2030	1,595,000	1,694,959
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,530,166
University of Massachusetts, Building Authority Project Revenue, Series 1, 5.0%, 11/1/2036	6,035,000	7,120,515
University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,644,130
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,367,993
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,575,396
		348,935,381
Guam 2.7%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, Prerefunded, 5.625%, 12/1/2029	3,920,000	3,991,187
Series A, Prerefunded, 5.75%, 12/1/2034	3,725,000	3,794,546
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	260,000	292,427
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	371,014
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	190,000	218,150
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	455,670
Series A, 5.0%, 10/1/2037	315,000	356,152
Series A, 5.0%, 10/1/2038	285,000	321,452
Series A, 5.0%, 10/1/2040	200,000	224,610
		10,025,208
Total Municipal Bonds and Notes (Cost $336,427,607)		358,960,589
Underlying Municipal Bonds of Inverse Floaters (b) 4.2%
Massachusetts
Massachusetts, State Water Resources Authority Revenue, Series A, Prerefunded, 5.0%, 8/1/2035 (c)	15,000,000	15,587,475
Trust: Massachusetts, State Water Resources Authority Revenue, Series 2016-XM0287, 144A, 7.43%, 8/1/2019, Leverage Factor at purchase date: 2 to 1 (Cost $15,209,799)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $351,637,406)	100.9	374,548,064
Floating Rate Notes (b)	(2.0)	(7,500,000)
Other Assets and Liabilities, Net	1.1	4,189,311
Net Assets	100.0	371,237,375

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
* Non-income producing security.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$374,548,064	$—	$374,548,064
Total	$—	$374,548,064	$—	$374,548,064

(d)	See Investment Portfolio for additional detailed categorizations.